Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 169,403,707.22
Previously Paid Amount	0.00
Total Fee Amount	23,394.66
Total Offset Amount	23,394.66
Net Fee	$ 0.00